MMD-Q1

Quarterly Report
June 30, 2025
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.2%
Airport Revenue – 3.1%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$70,000	$61,887
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	65,000	55,842
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2049	1,000,000	1,016,786
Maryland Department of Transportation, Special Transportation Project Rev. (Baltimore/Washington International Thurgood Marshall Airport), “A”, AGM, 5.25%, 8/01/2054	1,000,000	1,012,989
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2025	1,525,000	1,531,645
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	655,000	642,912
		$4,322,061
General Obligations - General Purpose – 10.8%
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2045	$1,315,000	$1,367,269
Anne Arundel County, MD, General Obligation, Consolidated Water & Sewer, 5%, 10/01/2053	1,500,000	1,549,449
Baltimore County, MD, Metropolitan District (80th Issue), 4%, 3/01/2045	1,500,000	1,393,753
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	206,013
Cheverly, MD, Public Improvement, 4.5%, 11/01/2047	490,000	494,146
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	45,031	47,499
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	121,739	131,311
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	41,476	40,465
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	75,390	72,589
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	31,997	30,485
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	43,504	38,661
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	150,243	128,370
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	53,375	36,900
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	1,155,000	807,212
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,362,182
Hyattsville, MD, General Obligation, 5%, 1/01/2049	1,000,000	964,247
Maryland Community Development Administration, Local Government Infrastructure, “A-2”, 4%, 6/01/2036	1,210,000	1,207,564
Maryland State & Local Facilities Loan, General Obligation Refunding, “A”, 5%, 8/01/2025	2,055,000	2,058,379
Montgomery County, MD, General Obligation, Consolidated Public Improvement, “A”, 5%, 8/01/2035	1,000,000	1,106,955
Prince George's County, MD, General Obligation, Public Improvement, “A”, 5%, 8/01/2045	1,500,000	1,574,052
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	167,596
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	205,000	184,582
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	95,000	84,160
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	130,000	115,110
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	50,000	43,614
		$15,212,563
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$325,000	$256,634
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	405,000	372,695
		$629,329
Healthcare Revenue - Hospitals – 17.1%
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$10,000	$8,689
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	540,000	465,143
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	772,134
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	760,644
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	866,297
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2039	1,145,000	1,062,950
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), “A”, 4%, 7/01/2041	1,000,000	904,039
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,475,000	1,340,109
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5.25%, 7/01/2054	750,000	767,870
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,155,000	1,269,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2029	$900,000	$900,770
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), 5%, 8/15/2033	1,030,000	1,030,518
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	500,462
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	750,820
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	607,834
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), 5.25%, 7/01/2050	1,000,000	1,007,064
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Health), AGM, 5%, 7/01/2055	1,000,000	993,821
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2033	1,205,000	1,267,275
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), “A”, 5%, 7/01/2035	500,000	519,157
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,001,209
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,025,517
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,100,336
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland), “A”, 5.25%, 7/01/2052	750,000	762,636
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, 4%, 4/15/2045	995,000	870,107
Maryland Health & Higher Educational Facilities Authority Rev. (University of Pittsburgh Medical Center), “B”, AGM, 4%, 4/15/2045	915,000	810,474
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 4%, 12/01/2044	415,000	366,149
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	1,240,000	1,218,048
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	590,000	516,882
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	630,000	573,000
		$24,039,594
Healthcare Revenue - Long Term Care – 2.3%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$860,344
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	429,743
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	482,371
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	500,758
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	323,602
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	616,345
		$3,213,163
Healthcare Revenue - Other – 0.2%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$260,000	$260,124
Miscellaneous Revenue - Other – 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$20,016
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	85,000	85,529
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	66,455
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,009,138
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	415,000	416,134
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	240,000	234,536
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	250,000	250,021
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	490,000	477,661
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	40,000	40,330
		$2,599,820
Multi-Family Housing Revenue – 9.4%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$498,810
Howard County, MD, Housing Commission Rev. (Orchard Meadows Apartments), 5%, 12/01/2043	500,000	501,030
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	759,606
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	500,000	442,814
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	438,597
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,360,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Multi-Family Development Rev. (Hopkins Village Apartments), “D”, 4.8%, 7/01/2042	$1,000,000	$994,715
Maryland Community Development Administration, Multi-Family Development Rev. (Villages at Marley Station), “D-1”, FNMA, 4.35%, 2/01/2044	1,250,000	1,186,531
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A”, 4.85%, 7/01/2053	500,000	488,853
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044	1,000,000	773,579
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,019,151
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	938,024
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.5%, 1/01/2048	1,000,000	1,052,496
Montgomery County, MD, Housing Opportunities Commission, Multiple Purpose Rev., “C”, 5.125%, 1/01/2053	500,000	506,710
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	276,543	267,783
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	496,699
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	500,000	500,826
Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Taxable (Flats at Bishop Woods Project), “E”, 4.75%, 6/01/2043	1,000,000	994,720
		$13,221,182
Parking – 1.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,395,922
Port Revenue – 1.1%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$484,443
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	234,879
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	671,197
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	133,692
		$1,524,211
Sales & Excise Tax Revenue – 2.1%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$75,000	$66,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	21,000	20,129
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	81,000	74,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	1,817,000	1,708,213
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	160,000	150,132
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	75,000	70,374
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	267,000	243,309
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	6,000	5,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	338,000	263,712
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	332,000	235,990
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	151,000	47,814
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	120,000	116,100
		$3,001,750
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	$250,000	$241,603
Single Family Housing - Local – 1.4%
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “A”, FHA, 5.75%, 7/01/2054	$950,000	$1,021,154
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “C”, VRDN, 1.8%, 1/01/2041	1,000,000	1,000,000
		$2,021,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 7.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 2.1%, 9/01/2041	$1,500,000	$1,008,167
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	500,000	494,277
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 5.5%, 9/01/2053	905,000	967,024
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 2.1%, 3/01/2033	250,000	212,181
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2051	745,000	733,323
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 5.05%, 3/01/2047	1,000,000	979,948
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 6%, 3/01/2053	855,000	910,258
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 5.1%, 3/01/2048	1,000,000	1,004,340
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 3/01/2054	940,000	1,019,207
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “E”, GNMA, 6.25%, 9/01/2055	1,000,000	1,113,702
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	835,949
Maryland Community Development Administration, Department of Housing & Community Development Rev., “D”, FHA, 3.1%, 4/01/2026	975,000	975,386
		$10,253,762
State & Local Agencies – 15.2%
Baltimore County, MD, Rev. Certificates of Participation, (Equipment Acquisition Program), 5%, 3/01/2026	$1,000,000	$1,014,507
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,000,000	855,870
Maryland Economic Development Corp., Lease Rev. (Reservoir Square Project), 5%, 7/01/2056	2,000,000	1,968,964
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	509,058
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2035	1,725,000	1,795,777
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, “A”, 5%, 5/01/2038	500,000	515,247
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	2,000,000	435,293
Maryland Stadium Authority, Built to Learn Rev., 4%, 6/01/2046	1,405,000	1,251,709
Maryland Stadium Authority, Built to Learn Rev., 5%, 6/01/2046	1,500,000	1,537,402
Maryland Stadium Authority, Built to Learn Rev., 5.25%, 6/01/2051 (u)	1,500,000	1,558,559
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2036	1,000,000	1,009,451
Maryland Stadium Authority, Built to Learn Rev., “A”, 4%, 6/01/2041	1,500,000	1,419,760
Maryland Stadium Authority, Sport Entertainment Facilities Rev. (Hagerstown Project), “A”, 5.25%, 6/15/2052	1,000,000	1,036,568
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	75,000	87,788
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	862,199
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,039,774
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2048	1,500,000	1,505,819
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2040	1,500,000	1,584,851
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	1,315,000	1,351,142
		$21,339,738
Student Loan Revenue – 0.3%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$115,000	$86,070
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	385,000	379,655
		$465,725
Tax - Other – 2.4%
Anne Arundel County, MD, Special Taxing District Refunding Bonds (Villages at Two Rivers Project), AGM, 4.25%, 7/01/2044	$1,000,000	$930,422
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	90,000	88,599
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	225,000	232,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Maryland Economic Development Corp., Recreational Facilities Rev. (Southfields Sports Park Complex), 5%, 10/01/2050	$500,000	$494,892
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	850,000	759,279
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	452,144
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	418,753
		$3,376,778
Tax Assessment – 3.2%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$500,493
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), “B”, 3.875%, 6/01/2046 (n)	300,000	247,969
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	502,291
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	250,000	230,990
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	441,351
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “A”, 5%, 7/01/2026	810,000	825,835
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), “B”, 4%, 7/01/2040	155,000	142,160
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), “A”, 5%, 7/01/2043 (n)	250,000	240,389
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 5%, 2/15/2044	750,000	764,095
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	300,000	265,863
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	500,000	402,068
		$4,563,504
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$410,000	$339,700
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	272,809
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	245,000	222,935
		$835,444
Toll Roads – 1.0%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$500,000	$426,222
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	915,000	950,421
		$1,376,643
Transportation - Special Tax – 3.1%
Maryland Department of Transportation, Consolidated Transportation Refunding Rev., 5%, 7/01/2043	$1,000,000	$1,048,422
Maryland Department of Transportation, Consolidated Transportation, “A”, 3%, 10/01/2033	500,000	475,350
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	1,000,000	860,076
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	445,859
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	444,351
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	1,140,000	1,143,105
		$4,417,163
Universities - Colleges – 3.7%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$461,181
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2054	1,000,000	971,576
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	991,562
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 6/01/2033	450,000	453,357
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5.5%, 6/01/2047	1,000,000	1,011,862
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	628,059
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	202,117
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	330,562
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	65,000	65,067
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	110,000	97,627
		$5,212,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 2.9%
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Harper-Tubman Project), “A”, AGM, 5.75%, 7/01/2064	$1,000,000	$1,049,578
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park - Leonardtown Project), AGM, 5.25%, 7/01/2064	750,000	750,408
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	756,292
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	970,958
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	215,000	215,125
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	300,097
		$4,042,458
Utilities - Municipal Owned – 0.6%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$100,000	$54,625
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	87,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	136,563
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	15,000	8,194
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	68,281
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,827
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	555,000	471,048
		$835,938
Utilities - Other – 2.8%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$720,000	$754,504
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	1,000,000	1,072,011
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	400,000	429,431
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	665,000	697,538
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	485,000	501,074
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	410,000	430,321
		$3,884,879
Water & Sewer Utility Revenue – 2.2%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2038	$550,000	$537,102
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2049	1,545,000	1,362,552
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	104,121
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	130,000	128,419
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	50,857
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 4%, 6/01/2049	1,000,000	900,860
		$3,083,911
Total Municipal Bonds		$135,371,389
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$219,865	$73,457
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$171,593	$105,530
Mutual Funds (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	3,560,924	$3,561,280

Other Assets, Less Liabilities – 1.1%		1,572,815
Net Assets – 100.0%		$140,684,471

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$3,561,280 and $135,550,376, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$2,150,602, representing 1.5% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$135,476,919	$—	$135,476,919
U.S. Corporate Bonds	—	73,457	—	73,457
Investment Companies	3,561,280	—	—	3,561,280
Total	$3,561,280	$135,550,376	$—	$139,111,656
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,413,185	$12,758,823	$14,610,388	$(558)	$218	$3,561,280

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,461	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Maryland	76.7%
Washington DC	4.7%
New York	3.1%
Puerto Rico	2.8%
California	1.7%
Virginia	1.2%
Alabama	1.2%
Illinois	0.9%
Wisconsin	0.8%
Texas	0.8%
South Carolina	0.7%
Florida	0.6%
Ohio	0.4%
Pennsylvania	0.3%
New Jersey	0.3%
Tennessee	0.3%
Massachusetts	0.2%
Guam	0.2%
New Hampshire	0.2%
Colorado	0.1%
Iowa	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.